Management of Financial Risks - Summary Of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	€ 2,169
Conditional advances	4,421	€ 1,321	€ 1,181
Other financial liabilities	35	38	39
Trade and fixed assets payables	20,910	13,775	16,656
Lease liabilities	10,804	12,703	0
Total financial liabilities	16,644	1,421	2,019
Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	2,400	0	0
Conditional advances	4,421	1,321	1,181
Bank loans	10,098	62	799
Other financial liabilities	35	38	39
Trade and fixed assets payables	4,792	5,800	13,403
Lease liabilities	10,804	12,702
Total financial liabilities	32,550	19,923	15,422
Less than one year
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	2,169
Conditional advances	0	0	0
Other financial liabilities	0	0	39
Lease liabilities	1,607	1,425
Total financial liabilities	2,265	62	776
Less than one year | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	2,400	0	0
Conditional advances	0	0	0
Bank loans	98	62	737
Other financial liabilities	0	0	39
Trade and fixed assets payables	4,792	5,800	13,403
Lease liabilities	1,607	1,425
Total financial liabilities	8,897	7,287	14,179
One to five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	0	0	0
Conditional advances	0	0	0
Bank loans	7,929	0	62
Other financial liabilities	35	38	0
Trade and fixed assets payables	0	0	0
Lease liabilities	5,151	5,935
Total financial liabilities	13,115	5,973	62
More than five years
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	0
Conditional advances	4,421	1,321	1,181
Other financial liabilities	0	0	0
Lease liabilities	4,046	5,342
Total financial liabilities	6,507	1,321	1,181
More than five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	0	0	0
Conditional advances	4,421	1,321	1,181
Bank loans	2,071	0	0
Other financial liabilities	0	0	0
Trade and fixed assets payables	0	0	0
Lease liabilities	4,046	5,342
Total financial liabilities	€ 10,538	€ 6,663	€ 1,181